Schedule - Unaudited Condensed Financial Information of the Parent Company - Schedule of Consolidated Financial Statements (Parentheticals) (Details) - Parent Company [Member] - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ordinary shares, shares authorized	[1]	3,500,000,000	3,500,000,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	[1]	20,419,678	19,574,078
Ordinary shares, shares outstanding	[1]	20,419,678	19,574,078
Class B Ordinary Shares [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ordinary shares, shares authorized	[1]	1,500,000,000	1,500,000,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	[1]	6,567,272	6,567,272
Ordinary shares, shares outstanding	[1]	6,567,272	6,567,272

[1]	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 21).